SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Number of ordinary shares excluded from calculation of diluted loss per share	7,718,887	7,864,992	7,804,106	7,613,633